JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 97.9%
Alternative Assets — 1.8%
JPMorgan Realty Income Fund Class R6 Shares (a)	3,296	52,570
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	2,141	24,752

Total Alternative Assets		77,322

Fixed Income — 29.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	49,177	589,630
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	25,226	215,432
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,426	19,167
JPMorgan High Yield Fund Class R6 Shares (a)	14,431	105,494
JPMorgan Income Fund Class R6 Shares (a)	15,581	148,024
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	3,353	36,753
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	5,695	57,801
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	6,650	65,366

Total Fixed Income		1,237,667

International Equity — 15.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,417	100,515
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,917	80,418
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,754	84,138
JPMorgan International Equity Fund Class R6 Shares (a)	4,368	92,859
JPMorgan International Focus Fund Class R6 Shares (a)	2,095	55,952
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	12,093	249,231

Total International Equity		663,113

U.S. Equity — 50.6%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,250	140,314
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	5,643	386,690
JPMorgan Large Cap Value Fund Class R6 Shares (a)	12,705	244,819
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	13,728	173,929
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	981	55,443
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	245	18,657
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,412	81,279
JPMorgan U.S. Equity Fund Class R6 Shares (a)	21,360	466,493
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,688	124,972
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,291	268,079
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,611	155,150

Total U.S. Equity		2,115,825

TOTAL INVESTMENT COMPANIES (Cost $2,827,126)		4,093,927

SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b) (Cost $88,883)	88,883	88,883

Total Investments — 100.0% (Cost $2,916,009)		4,182,810
Liabilities in Excess of Other Assets — 0.0% (c)		(22)

Net Assets — 100.0%		4,182,788

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than 0.1% of net assets.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$4,182,810	$—	$—	$4,182,810

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares(a)	$559,233	$33,459	$—	$—	$(3,062)	$589,630	49,177	$3,185	$—
JPMorgan Core Plus Bond Fund Class R6 Shares(a)	201,508	14,971	—	—	(1,047)	215,432	25,226	1,322	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares(a)	19,335	218	—	—	(386)	19,167	2,426	218	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares(a)	106,916	2,916	—	—	(9,317)	100,515	2,417	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares(a)	84,781	3,342	—	—	(7,705)	80,418	3,917	—	—
JPMorgan Equity Income Fund Class R6 Shares(a)	139,527	2,789	—	—	(2,002)	140,314	6,250	661	—
JPMorgan Europe Dynamic Fund Class R6 Shares(a)	86,231	—	—	—	(2,093)	84,138	2,754	—	—
JPMorgan High Yield Fund Class R6 Shares(a)	104,504	1,275	—	—	(285)	105,494	14,431	1,275	—
JPMorgan Income Fund Class R6 Shares(a)	136,880	12,017	—	—	(873)	148,024	15,581	1,341	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares(a)	36,192	262	—	—	299	36,753	3,353	262	—
JPMorgan International Equity Fund Class R6 Shares(a)	93,602	—	—	—	(743)	92,859	4,368	—	—
JPMorgan International Focus Fund Class R6 Shares(a)	58,068	—	—	—	(2,116)	55,952	2,095	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares(a)	243,911	7,044	—	—	(1,724)	249,231	12,093	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares(a)	384,715	—	—	—	1,975	386,690	5,643	—	—
JPMorgan Large Cap Value Fund Class R6 Shares(a)	248,789	7,346	—	—	(11,316)	244,819	12,705	941	—
JPMorgan Limited Duration Bond Fund Class R6 Shares(a)	57,752	163	—	—	(114)	57,801	5,695	163	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares(a)	176,949	—	—	—	(3,020)	173,929	13,728	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares(a)	56,297	(1)	—	—	(853)	55,443	981	—	—
JPMorgan Realty Income Fund Class R6 Shares(a)	57,950	2,278	8,427	2,000	(1,231)	52,570	3,296	198	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares(a)	59,701	5,795	—	—	(130)	65,366	6,650	250	—
JPMorgan Small Cap Equity Fund Class R6 Shares(a)	18,907	—	—	—	(250)	18,657	245	—	—
JPMorgan Small Cap Value Fund Class R6 Shares(a)	83,333	163	—	—	(2,217)	81,279	2,412	162	—
JPMorgan Strategic Income Opportunities Fund Class R6 Shares(a)	24,674	57	—	—	21	24,752	2,141	57	—
JPMorgan U.S. Equity Fund Class R6 Shares(a)	462,466	837	—	—	3,190	466,493	21,360	837	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares(a)	124,584	—	—	—	388	124,972	1,688	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	97,632	75,996	84,745	—	—	88,883	88,883	7	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares(a)	267,886	709	—	—	(516)	268,079	7,291	709	—
JPMorgan Value Advantage Fund Class R6 Shares(a)	149,502	6,405	—	—	(757)	155,150	3,611	—	—

Total	$4,141,825	$178,041	$93,172	$2,000	$(45,884)	$4,182,810		$11,588	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.